PROPERTY AND EQUIPMENT (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
PROPERTY AND EQUIPMENT
Finance lease right-of-use assets	¥ 198,459	¥ 160,393
Less: Accumulated depreciation	(379,131)	(327,507)
Property and equipment, net	¥ 5,796,381	5,449,101
Minimum
PROPERTY AND EQUIPMENT
Finance lease right-of-use assets, useful life (in years)	3 years
Maximum
PROPERTY AND EQUIPMENT
Finance lease right-of-use assets, useful life (in years)	7 years
Land
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 4,138,613	3,511,323
Property and Buildings
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 1,179,117	1,412,544
Property and Buildings | Minimum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	4 years
Property and Buildings | Maximum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	47 years
Machinery and Equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 157,416	156,104
Machinery and Equipment | Minimum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	3 years
Machinery and Equipment | Maximum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	17 years
Tools, Furniture, and Fixtures
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 43,023	36,009
Tools, Furniture, and Fixtures | Minimum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	2 years
Tools, Furniture, and Fixtures | Maximum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	20 years
Construction in progress
PROPERTY AND EQUIPMENT
Property and equipment, gross	¥ 458,884	¥ 500,235
Finance lease right-of-use assets | Minimum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	3 years
Finance lease right-of-use assets | Maximum
PROPERTY AND EQUIPMENT
Property and equipment, useful life (in years)	7 years